Commitments and Contingencies - Additional Information (Detail)	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Scott Spirit [Member] USD ($)	Dec. 31, 2012 Scott Spirit [Member] USD ($)	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit FPSO unit [Member]	Sep. 01, 2012 Voyageur Spirit FPSO unit [Member] USD ($)	Dec. 31, 2012 Navion Offshore Loading [Member] USD ($) Subsidiary	Dec. 31, 2012 Navion Offshore Loading [Member] NOK	Dec. 31, 2012 New Building Tankers [Member] USD ($) Vehicle	Dec. 31, 2012 Newbuilding shuttle tankers [Member] USD ($)	Nov. 01, 2012 HiLoad [Member] USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Value of shuttle tanker contributed by unrelated party	$ 35,000,000
Equity issuance resulted in dilution loss amount	(7,432,000)
Percentage of ownership by Non-controlling Owners	33.00%
Number of subsidiaries of entity named as co-defendants in legal action							2	2
Claim sought for damages							38,300,000	213,000,000
Recognition of liability in accordance with court judgment							13,700,000	76,000,000
Number of newbuilding tankers									4
Aggregate cost of newbuilding tankers									446,000,000
Amount paid during the year										122,700,000
This payment is due within one year										323,300,000
Terms of contracts					5 years					10 years	10 years
Entity acquired, Purchase price				116,000,000
Date of acquisition of unit			Oct. 01, 2011
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues		5,900,000	12,000,000	12,000,000
Additional purchase price paid by the Partnership		5,900,000
Date of acquisition of unit					Sep. 01, 2012
Purchase price allocation amount						540,000,000
Assumption of new debt				2,600,000		330,000,000
Equity private placement of common units						40,000,000
Purchase price of HiLoad Dynamic Positioning unit											55,000,000
Parent investment to acquire Remora											$ 4,400,000
Parent agreed to acquire percent ownership interest in a recapitalized Remora											49.90%